Asset Held for Sale - Schedule of Change in Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011
Long Lived Assets Held-for-sale [Line Items]
Balance at beginning of period	$ 23,193	$ 30,405	$ 19,672
Transfers in		11,804	20,954
Assets sold	(2,614)	(16,526)	(5,329)
Tangible asset impairment charges	(1,860)	(2,490)	(4,892)
Balance at end of the period	$ 18,719	$ 23,193	$ 30,405